Lease - Supplemental Information (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
Operating lease ROU assets	$ 22,885	¥ 159,321
Operating lease liabilities-current	5,546	38,608
Operating lease liabilities-non-current	$ 16,344	113,782
Total operating lease liabilities		¥ 152,390
Weighted average remaining lease term	3 years 9 months 22 days	3 years 9 months 22 days
Weighted average discount rate	11.60%	11.60%
Short term lease commitment		¥ 2,841